Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 207		$ 13,254
Cost of revenues
Gross profit (loss)
Operating expenses
General and administration expenses	319,513	161,072	959,160	845,328	1,017,470	447,260
Research and development	172,047	34,498	286,591	428,708	436,398	113,245
Total operating expenses	491,560	195,570	1,245,751	1,274,036	1,453,868	560,505
Net loss from operations	(491,353)	(195,570)	(1,232,497)	(1,274,036)	(1,453,868)	(560,505)
Other income (expense)
Gain on debt extinguishment						44,475
Inducement expense	(377,774)	(186,160)	(897,774)	(289,017)	(517,454)
Finance expense			(677,130)
Interest expense	(16,815)	(4,003)	(38,612)	(9,175)	(15,714)	(14,068)
Amortization of debt discount		(61,733)	(15,000)	(434,514)	(469,514)	(435,052)
Total other expense	(394,589)	(251,896)	(1,628,516)	(732,706)	(1,002,682)	(404,645)
Net loss before taxes	(885,942)	(447,466)	(2,861,013)	(2,006,742)	(2,456,550)	(965,150)
Income tax benefit
Net loss	$ (885,942)	$ (447,466)	$ (2,861,013)	$ (2,006,742)	$ (2,456,550)	$ (965,150)
Basic loss per common share (in Dollars per share)	$ (0.01)	$ 0	$ (0.02)	$ (0.01)	$ (0.01)	$ 0
Diluted loss per common share (in Dollars per share)	$ (0.01)	$ 0	$ (0.02)	$ (0.01)	$ (0.01)	$ 0
Weighted average number of common shares outstanding, basic (in Shares)	159,364,580	315,188,929	157,940,477	288,008,800	286,563,789	313,736,463
Weighted average number of common shares outstanding, diluted (in Shares)	159,364,580	315,188,929	157,940,477	288,008,800	286,563,789	313,736,463